Employee benefits - Net defined benefit obligations - Funded status (Details) - Present value of defined benefit obligation [member] - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	€ 3,727	€ 4,009	€ 4,009	€ 3,896
IFRS Funded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	523	559	541
IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	3,204	3,450	€ 3,468
Annuity-based defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	518	547
Annuity-based defined benefit plans [member] | IFRS Funded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	518
Capital-based defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	826	766
Capital-based defined benefit plans [member] | IFRS Funded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	5
Capital-based defined benefit plans [member] | IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	821
Other post-employment benefits [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	70	74
Other post-employment benefits [member] | IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	70
French part-time for seniors plans [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	1,644	1,956
French part-time for seniors plans [member] | IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	1,644
Other long-term benefits [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	669	€ 666
Other long-term benefits [member] | IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	€ 669